Fair Value Measurements - Summary Of Fair Value Of The Derivative Warrant Liabilities (Parenthetical) (Detail) - ZANITE ACQUISITION CORP [Member] - USD ($)				3 Months Ended	5 Months Ended	12 Months Ended
	Nov. 16, 2021	May 19, 2021	May 18, 2021	Mar. 31, 2022	Dec. 31, 2020	Dec. 31, 2021
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Class of warrant or right issued to sponsor during period	2,300,000	2,300,000
Realized gain on partial settlement of forward contract			$ 483,000
Private Placement Warrant [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants issued during the period				9,650,000	9,650,000	9,650,000
Additional Warrants Issuable For Each Six Month Extension Of Business Combination [Member] | Private Placement Warrant [Member] | Sponsor [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants issued during the period			4,600,000